PROMISSORY NOTE (Details Narrative)	1 Months Ended				3 Months Ended		12 Months Ended
	Oct. 31, 2020 USD ($)	Oct. 31, 2020 CAD ($)	Oct. 31, 2019 USD ($)	Oct. 31, 2019 CAD ($)	Jan. 31, 2022 USD ($)	Jan. 31, 2021 USD ($)	Oct. 31, 2021 USD ($)	Oct. 31, 2020 USD ($)	Oct. 31, 2020 CAD ($)	Oct. 31, 2019 USD ($)	Oct. 31, 2019 CAD ($)
Related party loan			$ 112,895	$ 150,000						$ 112,895	$ 150,000
Percentage of unsecured loan interest			18.00%	18.00%						18.00%	18.00%
Interest and debt expense							$ 1,639	$ 16,655
Repayments of debt						$ 27,202	65,761	56,478
Promissory Note [Member]
Repayments of debt							65,761	101,066
Outstanding notes payable	$ 60,567							60,567
Minimum [Member]
Additional increase in promissory note loan	44,588	$ 60,000						44,588	$ 60,000
Maximum [Member]
Additional increase in promissory note loan	$ 157,483	$ 210,000						$ 157,483	$ 210,000